Description of the Business and Relevant Events (Details) $ / shares in Units, $ in Thousands, € in Millions, $ in Millions					12 Months Ended
	Sep. 24, 2025 EUR (€)	Jul. 28, 2025	May 14, 2025 MXN ($) Intallment $ / shares	Apr. 29, 2024 $ / shares	Dec. 31, 2025 MXN ($) Country	Jul. 08, 2025 MXN ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MXN ($)
Corporate information [Abstract]
Number of countries or territories in which entity operates | Country					23
Number of countries hold licenses | Country					23
Relevant events [Abstract]
Dividends paid, ordinary shares (in dollars per share) | $ / shares			$ 0.52	$ 0.48
Outstanding amount					$ 524,906,860			$ 567,585,631
Approval of Shareholders Transactions [Member]
Relevant events [Abstract]
Dividends paid, ordinary shares (in dollars per share) | $ / shares			$ 0.52
Number of equal installments dividends are payable | Intallment			2
Share buyback fund amount			$ 10,000,000
Global Pesos Notes [Member]
Relevant events [Abstract]
Outstanding amount					$ 70,000,000	$ 15,500,000
US Bond [Member]
Relevant events [Abstract]
Debt instrument face value							$ 500
Borrowings maturity					January 2033
Debt instrument coupon rate of interest							5.00%
Euro Bond [Member]
Relevant events [Abstract]
Debt instrument face value | €	€ 650
Debt instrument coupon rate of interest	3.00%
Bond maturity period	5 years
Yield on the bond	0.68%
Claro Chile, SpA [Member]
Relevant events [Abstract]
Ownership interest in subsidiary		100.00%